Organization and Business Description - Schedule of Subsidiaries and Consolidated Affiliated Entities (Details)	12 Months Ended
Mar. 31, 2025
Joint cross border logistics company limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Joint Cross Border Logistics Company Limited (“JCB”)
Date of Incorporation	Jul. 18, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	custom clearance, drugs enlisting, warehouse services and other logistics services
V-Alliance technology supplies limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	V-Alliance Technology Supplies Limited (“VA”)
Date of Incorporation	Sep. 01, 2016
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	procurement and distribution of pharmaceutical products
Laishuo intelligent supply chain (hangzhou) co., ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Laishuo Intelligent Supply Chain (Hangzhou) Co., Ltd. *	[1]
Date of Incorporation	Sep. 30, 2022	[1]
Jurisdiction of Formation	Mainland PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	Support the logistics activities for JCB	[1]

[1]	It was disposed to a third party in September 2023.